Leases - Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	$ 930,585	$ 753,595	$ 661,118
Up to one year [Member]
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	318,130	265,057	227,423
From 1 to 5 years [Member]
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	385,769	317,010	270,281
More than 5 years [Member]
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	$ 226,686	$ 171,528	$ 163,414